The Empire Builder Tax Free Bond Fund

Supplement dated January 16, 2013

To the Prospectus of
The Empire Builder Tax Free Bond Fund, dated June 27, 2012.

Empire Builder Tax Free Bond Fund
Effective immediately, the sub-section entitled “Portfolio Manager” beneath the main heading “Fund Summary” is restated in its entirety as follows:

Portfolio Manager	Michael J. Lynch, Portfolio Manager, is primarily responsible for the day-to-day management of the Fund’s portfolio. He assumed responsibility for managing the Fund’s portfolio in 2013.

Effective immediately, the sub-section entitled “Portfolio Manager” beneath the main heading “Fund Management” is restated in its entirety as follows:

Portfolio Manager

Michael J. Lynch, Portfolio Manager, is primarily responsible for the day-to-day management of the Fund’s portfolio. Mr. Lynch joined the Adviser as Director of Mutual Funds and Unit Investment Trusts in 1997. He assumed responsibility for managing the Fund’s portfolio in 2013.

The SAI has more detailed information about the Adviser and the Fund’s other service providers, as well as additional information about the Portfolio Manager’s compensation, other accounts managed by the Portfolio Manager, and the Portfolio Manager’s ownership of shares of the Fund.

The Empire Builder Tax Free Bond Fund

Supplement dated January 16, 2013

To the Prospectus/Proxy Statement
The Empire Builder Tax Free Bond Fund
To reorganize into:
Neuberger Berman New York Municipal Fund
(a series of Neuberger Berman Income Funds)
Dated January 11, 2013

Effective immediately, under the sub-section entitled “Management of Empire Builder Fund” beneath the main heading “Additional Information about the Funds,” the first two sentences are replaced as follows:

Michael J. Lynch is the portfolio manager for Empire Builder Fund. Mr. Lynch has managed Empire Builder Fund since 2013.

Any references to the Empire Builder Tax Free Bond Fund prospectus, dated June 27, 2012, as supplemented November 12, 2012 in the prospectus/proxy statement are hereby updated to include this supplement. Any references to the Empire Builder Tax Free Bond Fund statement of additional information, dated June 27, 2012 are also revised to include any supplements to be filed at a later date.